FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Available-for-Sale Securities Measured at Fair Value

The following is a summary of our available-for-sale securities measured at fair value:

	December 31, 2014
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mutual funds(1)	$2,216	$—	$2,216	$—
Commercial paper	1,699	—	1,699	—

Total	$3,915	$—	$3,915	$—

	December 31, 2013
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mutual funds(1)	$2,173	$—	$2,173	$—
Commercial paper	3,699	—	3,699	—
Asset-backed securities and collateralized mortgage obligations(2)	7,639	—	2,082	5,557

Total	$13,511	$—	$7,954	$5,557
(1)	Various U.S. equities and other investments managed under mutual funds
(2)	Asset-backed and mortgage-backed securities with maturities of up to 26 years

Changes in Level Three Instrument Measured on Recurring Basis

The following is a summary of the changes in our Level 3 instrument measured on a recurring basis for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
	(in thousands)
Balance at beginning of period	$5,557	$6,343
Total realized and unrealized gains (losses)	(375)	484
Sales and principal repayments	(5,182)	(1,270)
Balance at end of period	$—	$5,557

Estimated Fair Values of Financial Instruments

The estimated fair values of certain of our financial instruments are as follows:

	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Balance Sheet Instruments
Cash and cash equivalents	$665,309	$665,309	$118,702	$118,702
Restricted cash and cash equivalents	$187,585	$187,585	$23,652	$23,652
Investments	$3,915	$3,915	$13,511	$13,511
Debt	$(891,547)	(737,980)	$(88,562)	$(90,005)
Forward contracts	$(46,912)	$(46,912)	$(28,767)	$(28,767)